Investment	12 Months Ended
Jun. 30, 2025
Disclosure Text Block Supplement [Abstract]
Investment

7. Investment

Guangzhou Sanyi Network
US$
Balance, June 30, 2023	-
Net realized gain (loss) on investments	-
Net change in unrealized appriciation (depreciation) on investments	-
Interest and dividend income paid	-
Balance, June 30, 2024	-
Fair value of 40% equity of Guangzhou Sanyi Network	569,956
Net realized gain (loss) on investments	55,549
Net change in unrealized appriciation (depreciation) on investments	-
Interest a nd dividend income paid	-
Balance, June 30, 2025	625,505